Material accounting policy information - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Computer software and systems | Minimum
Intangible assets
Estimated useful lives	2 years
Computer software and systems | Maximum
Intangible assets
Estimated useful lives	5 years
Customer relationship | Minimum
Intangible assets
Estimated useful lives	4 years
Customer relationship | Maximum
Intangible assets
Estimated useful lives	5 years
Brand name
Intangible assets
Estimated useful lives	4 years
Trademark
Intangible assets
Estimated useful lives	10 years
Contract backlog
Intangible assets
Estimated useful lives	3 years